EQ ADVISORS TRUSTSM

EQ/American Century Moderate Growth Allocation Portfolio

SUPPLEMENT DATED JULY 22, 2025 TO THE SUMMARY PROSPECTUS, PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION DATED MAY 1, 2025, AS SUPPLEMENTED

This Supplement updates certain information contained in the Summary Prospectus, Prospectus and Statement of Additional Information (“SAI”) of EQ Advisors Trust (“Trust”) dated May 1, 2025, as supplemented. You should read this Supplement in conjunction with the Summary Prospectus, Prospectus and SAI and retain it for future reference. You may view, print, and download these documents, free of charge, at the Trust’s website at https://equitable-funds.com.

Effective immediately, Rene Casis of American Century Investment Management, Inc. (“American Century”) no longer serves as a member of the team that is responsible for the securities selection, research and trading for the EQ/American Century Moderate Growth Allocation Portfolio. All references to Rene Casis in the Summary Prospectus, Prospectus and SAI are deleted in their entirety.

Effective July 31, 2025, the following changes are being made to the Summary Prospectus, Prospectus and SAI:

Cleo Chang of American Century no longer serves as a member of the team that is responsible for the securities selection, research and trading for the EQ/American Century Moderate Growth Allocation Portfolio. All references to Cleo Chang in the Summary Prospectus, Prospectus and SAI are deleted in their entirety.

The section of the Summary Prospectus and Prospectus entitled “EQ/American Century Moderate Growth Allocation Portfolio – WHO MANAGES THE PORTFOLIO — Sub-Adviser: American Century Investment Management, Inc. (“American Century” or the “Sub-Adviser”)” is amended by deleting the table in its entirety and replacing it with the following:

Name	Title	Date Began Managing the Portfolio
Rich Weiss	Senior Vice President, Senior Portfolio Manager and Chief Investment Officer of Multi-Asset Strategies of American Century	February 2019
Radu C. Gabudean, Ph.D.	Vice President and Senior Portfolio Manager of American Century	February 2019
Vidya Rajappa, CFA®	Vice President, Senior Portfolio Manager and Head of Portfolio Management of Multi-Asset Strategies of American Century	February 2019
Scott Wilson, CFA®	Vice President and Senior Portfolio Manager of American Century	July 2025

The section of the Prospectus entitled “Management of the Trust — The Sub-Advisers — American Century Investment Management, Inc.” is amended by deleting the second paragraph in its entirety and replacing it with the following:

Richard Weiss, Radu C. Gabudean, Ph.D., Vidya Rajappa, CFA®, and Scott Wilson, CFA® are primarily responsible for the investment decisions for the EQ/American Century Moderate Growth Allocation Portfolio.

Richard Weiss is Chief Investment Officer — Multi-Asset Strategies, Senior Vice President and Senior Portfolio Manager. He has managed the Portfolio since 2019. Mr. Weiss joined American Century Investments in 2010. He also serves as a member of the Asset Allocation Committee.

Radu C. Gabudean, Ph.D. is Vice President and Senior Portfolio Manager. He has managed the Portfolio since 2019. Dr. Gabudean joined American Century Investments in 2013.

Vidya Rajappa, CFA® is Vice President, Senior Portfolio Manager and Head of Portfolio Management, Multi-Asset Strategies. She has managed the Portfolio since 2019. Ms. Rajappa joined American Century Investments in 2018. She is a CFA charterholder.

Scott Wilson, CFA® is Vice President and Senior Portfolio Manager. He began managing the Portfolio in July 2025. Mr. Wilson joined American Century in 1992. Mr. Wilson is a CFA® charterholder.

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The section of the SAI entitled “Appendix B — EQ Advisors Trust — Portfolio Manager Information — American Century Investment Management, Inc.” is amended to include the following information:

American Century Investment Management, Inc. (“American Century” or “Sub-Adviser”)

Portfolio Manager	Presented below for each portfolio manager is the number of other accounts managed by the portfolio manager and the total assets in the accounts managed within each category as June 30, 2025						Presented below for each of the categories is the number of accounts and the total assets in the accounts with respect to which the advisory fee is based on the performance of the account
	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts		Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
	Number of Accounts	Total Assets	Number of Accounts	Total Assets	Number of Accounts	Total Assets	Number of Accounts	Total Assets	Number of Accounts	Total Assets	Number of Accounts	Total Assets

EQ/American Century Moderate Growth Allocation Portfolio
Scott Wilson	27	$18,127 million	93	$26,412 million	13	$222,961 thousand	0	0	0	0	0	0

Ownership of Shares of the Portfolio as of June 30, 2025

Portfolio Manager	None	$1- $10,000	$10,001- $50,000	$50,001- $100,000	$100,001- $500,000	$500,001- $1,000,000	over $1,000,000

EQ/American Century Moderate Growth Allocation Portfolio
Scott Wilson	X